Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Employees, salaries and related liabilities	$ 287,397	$ 195,509
Advances from customers	336,964	201,762
Warranty provision	5,793	5,793
Accrued expenses	216,485	287,797
Other expenses	10,608
Total	$ 857,247	$ 690,861